BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of November 1, 2017, the date of acquisition:

RMB
Purchase consideration	25,980
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	2,133
Intangible assets	4,994
Trademark	1,693
Student base	2,962
Franchise agreements	339
Deferred tax liabilities	(1,235)
Deferred revenue and customer advances	(10,663)
Goodwill	30,751